Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net (loss) / income	$ 12,580	$ (36,420)	$ (64,568)
Adjustments to reconcile net (loss) / income to net cash provided by operating activities:
Depreciation and amortization	142,230	115,845	122,125
Share-based compensation expense	6,763	9,269	9,759
Loss (Gain) on disposal of assets	487	(60)	333
Non-cash interest (income) expense	1,549	8,087	3,041
Deferred tax expense / (benefit)	(3,753)	(10,261)	(12,140)
Allowance for (reversal of) doubtful receivables	410	8,185	1,114
Charges on obsolete service inventories	137	100	3,610
Earn-outs on business combinations			1,767
Impairments and other charges	7,917
(Gain) on Buyer Stock Adjustment Amount (Note 9)		(4,236)
Other operating activities, net	933	837	(75)
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivable	(22,971)	(29,252)	(8,289)
(Increase) decrease in unbilled revenue	14,189	(1,704)	56,088
(Increase) decrease in retention withholdings	(14,151)	6,837	(4,000)
(Increase) decrease in inventories	11,951	(16,756)	(3,236)
(Increase) decrease in prepaid expenses	(8,901)	6,164	(884)
(Increase) decrease in other current assets	2,817	(13,711)	(16,717)
(Increase) decrease in other long-term assets and liabilities	16,259	6,075	8,854
Increase (decrease) in accounts payable and accrued expenses	(3,365)	33,651	31,221
Increase (decrease) in other current liabilities	11,878	9,926	(260)
Net cash provided by operating activities	176,959	92,576	127,743
Cash flows from investing activities:
Capital expenditures	(68,190)	(122,415)	(107,076)
IPM investments (Note 3)	(16,031)	(17,367)
Proceeds from disposal of assets	1,758	626	2,760
Acquisition of business, net of cash acquired			(51,921)
Other investing activities	(1,000)	(7,552)	(8,299)
Net cash used in investing activities	(83,463)	(146,708)	(164,536)
Cash flows from financing activities:
Proceeds from long-term debt	11,300	3,194	527,488
Repayments of long-term debt	(54,763)	(78,755)	(360,000)
Proceeds from short-term borrowings	94,506	139,482	123,787
Repayments of short-term borrowings	(137,402)	(119,165)	(78,983)
Payments on capital leases	(2,403)	(3,108)	(21,361)
Payments on seller-provided financing for capital expenditures	(15,569)	(14,443)	(15,333)
Other financing activities, net	(197)		(8,054)
Net cash provided by (used in) financing activities	(104,528)	(72,795)	167,544
Effect of exchange rate changes on cash		8	9
Net increase (decrease) in cash	(11,032)	(126,919)	130,760
Cash and cash equivalents, beginning of period	78,853	205,772	75,012
Cash and cash equivalents, end of period	67,821	78,853	205,772
Supplemental disclosure of cash flow information (also refer Note 3):
Interest paid	33,914	19,236	9,890
Income taxes paid	$ 15,221	$ 10,989	$ 12,777